Derivatives (Derivatives Associated With Interest Rate Risk Management Activities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Term borrowings	$ 1,739,859		$ 2,226,482
Customer Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	1,786,532		1,447,895
Assets	76,980		128,832
Liabilities	11,214		949
Customer Interest Rate Contracts [Member] | Customer Interest Rate Contracts Hedging [Member] | Hedging Instruments And Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	759,830	[1]	981,264	[1]
Assets	28,747	[1]	55,216	[1]
Liabilities	3,670	[1]	292	[1]
Gains/(Losses)	(30,057)	[1]	(14,252)	[1]
Offsetting Upstream Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	1,786,532		1,447,895
Assets	11,214		949
Liabilities	76,980		128,832
Offsetting Upstream Interest Rate Contracts [Member] | Customer Interest Rate Contracts Hedging [Member] | Hedging Instruments And Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	776,236	[1]	981,264	[1]
Assets	3,670	[1]	292	[1]
Liabilities	29,247	[1]	56,416	[1]
Gains/(Losses)	30,547	[1]	15,152	[1]
Interest Rate Swap [Member] | Debt [Member] | Hedging Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	1,254,000	[2]	1,604,000	[2]
Assets	58,226	[2]	97,957	[2]
Liabilities	24,904	[2]	2,667	[2]
Gains/(Losses)	(61,853)	[2]	(31,565)	[2]
Long Term Debt [Member] | Debt [Member] | Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Term borrowings	1,254,000	[2],[3]	1,604,000	[2],[3]
Gains/(Losses) related to term borrowings	$ 61,853	[2],[4]	$ 31,565	[2],[4]

[1]	Gains/losses included in the Other expense section of the Consolidated Statements of Income.
[2]	Gains/losses included in the All other income and commissions section of the Consolidated Statements of Income.
[3]	Represents par value of term borrowings being hedged.
[4]	Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.